Securities - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021	Apr. 30, 2022	Oct. 31, 2021
Disclosure of financial assets [line items]
Fair value through profit or loss ("FVTPL") securities	$ 14,036		$ 14,036		$ 13,682	$ 14,210
Amortized cost	100,906		100,906		101,658	49,970
FVOCI Securities	39,273		39,273		$ 37,879	63,123
Interest and dividend income	103	$ 95	293	$ 282
Gains (losses) on financial assets at fair value through profit or loss that were designated	51	429	(1,303)	92
Realized gains from fair value through other comprehensive income securities	0	$ 0	0	$ 1
Debt securities [member]
Disclosure of financial assets [line items]
Allowance for credit losses of amortized cost	3		3			1
Allowance for credit losses of FVOCI securities	4		4			2
Mandatorily measured at fair value [member]
Disclosure of financial assets [line items]
Fair value through profit or loss ("FVTPL") securities	4,121		4,121			3,038
Related to securities held by insurance subsidiaries [member]
Disclosure of financial assets [line items]
Fair value through profit or loss ("FVTPL") securities	$ 9,915		$ 9,915			$ 11,172